Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Archived images	Developed technology	Brand name	Total
	US$	US$	US$	US$
COST
As of November 1, 2023	-	154	175	329
Acquisition of subsidiaries	502	-	118,606	119,108
Exchange realignment	-	-	2	2
As of October 31, 2024	502	154	118,783	119,439
Exchange realignment	-	-	70	70
As of October 31, 2025	502	154	118,853	119,509
ACCUMULATED AMORTIZATION
As of November 1, 2023	-	29	21	50
Charge for the year	-	124	9	133
Exchange realignment	-	1	-	1
As of October 31, 2024	-	154	30	184
Charge for the year	-	-	14	14

As of October 31, 2025	-	154	44	198
CARRYING VALUES
As of October 31, 2024	502	-	118,753	119,255
As of October 31, 2025	502	-	118,809	119,311